Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	$ 3,069	$ 113
Ending balance	2,614	3,069
Initial recognition at fair value upon dilution of equity investment		1,553
Purchase of securities	176	1,576
Net change in fair value of financial assets at fair value recognized through profit or loss	(327)	(131)
Sale of securities	(404)	(42)
Realized gain	68
Currency exchange differences	(215)
Transfer from level 3 to level 1	247
Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	1,848	4,416
Ending balance	3,517	1,448
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)		97
Exercise of warrants (note 4.C)		(51)
Initial recognition of financial asset	2,510	366
Net change in fair value of financial assets at fair value recognized through profit or loss	67	1,037
Exercise of Conversion Right (see note 4.F)		(4,417)
Currency exchange differences	(31)
Transfer from level 3 to level 1	(247)
Transfer to equity investment treatment	(633)
SAFO [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	53	113
Ending balance	40	53
Initial recognition at fair value upon dilution of equity investment
Purchase of securities
Net change in fair value of financial assets at fair value recognized through profit or loss	(13)	(60)
Sale of securities
Realized gain
Currency exchange differences
Transfer from level 3 to level 1
TONDO [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	429
Ending balance	161
Purchase of securities
Net change in fair value of financial assets at fair value recognized through profit or loss	36
Sale of securities	(344)
Realized gain	67
Currency exchange differences	(27)
Transfer from level 3 to level 1
SciSparc Ltd. [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	911
Ending balance	866	911
Initial recognition at fair value upon dilution of equity investment
Purchase of securities	32	825
Net change in fair value of financial assets at fair value recognized through profit or loss	(77)	86
Sale of securities
Realized gain
Currency exchange differences
Transfer from level 3 to level 1
Maris [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	114
Purchase of securities	75
Net change in fair value of financial assets at fair value recognized through profit or loss	(208)
Sale of securities
Realized gain
Currency exchange differences
Transfer from level 3 to level 1	247
Automax shares [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	1,676
Ending balance	1,424	1,676
Initial recognition at fair value upon dilution of equity investment		1,553
Purchase of securities		279
Net change in fair value of financial assets at fair value recognized through profit or loss	(65)	(156)
Sale of securities
Realized gain
Currency exchange differences	(187)
Transfer from level 3 to level 1
Automax – bonds [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	9
Purchase of securities	69
Net change in fair value of financial assets at fair value recognized through profit or loss
Sale of securities	(60)
Realized gain	1
Currency exchange differences	(1)
Transfer from level 3 to level 1
Tondo [Member] | Level 1 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance		429
Initial recognition at fair value upon dilution of equity investment
Purchase of securities		472
Net change in fair value of financial assets at fair value recognized through profit or loss		(1)
Sale of securities		(42)
Maris Investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	303
Ending balance	42
Initial recognition of financial asset	25
Net change in fair value of financial assets at fair value recognized through profit or loss	(39)
Currency exchange differences
Transfer from level 3 to level 1	(247)
Transfer to equity investment treatment
Polyrizon warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	516
Ending balance	512	516
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss	(4)	516
Exercise of Conversion Right (see note 4.F)
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
Laminera (formerly ABI) [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	126
Ending balance		126
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset		126
Net change in fair value of financial assets at fair value recognized through profit or loss	507
Exercise of Conversion Right (see note 4.F)
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment	(633)
Anti- dilution- Gix [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	469
Ending balance
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss	(460)
Currency exchange differences	(9)
Transfer from level 3 to level 1
Transfer to equity investment treatment
Safee [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	400
Ending balance	400
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
SAFO Warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance	34	98
Ending balance	32	34
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss	(2)	(64)
Exercise of Conversion Right (see note 4.F)
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
Clear Mind investment [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	1,296
Initial recognition of financial asset	1,250
Net change in fair value of financial assets at fair value recognized through profit or loss	68
Currency exchange differences	(22)
Transfer from level 3 to level 1
Transfer to equity investment treatment
Parazero-SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	521
Initial recognition of financial asset	521
Net change in fair value of financial assets at fair value recognized through profit or loss
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
Polyrizon- SAFE [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	314
Initial recognition of financial asset	314
Net change in fair value of financial assets at fair value recognized through profit or loss
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
Colugo investmen [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance	400
Initial recognition of financial asset	400
Net change in fair value of financial assets at fair value recognized through profit or loss
Currency exchange differences
Transfer from level 3 to level 1
Transfer to equity investment treatment
Gix Media’s shares [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance		2,438
Ending balance
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss		373
Exercise of Conversion Right (see note 4.F)		(2,811)
Gix warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance		14
Ending balance
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss		(14)
Exercise of Conversion Right (see note 4.F)
Scoutcam warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)		97
Exercise of warrants (note 4.C)		(51)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss		(46)
Exercise of Conversion Right (see note 4.F)
Maris investment and warrants [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance
Ending balance		303
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset		240
Net change in fair value of financial assets at fair value recognized through profit or loss		63
Exercise of Conversion Right (see note 4.F)
Conversion right [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance		1,393
Ending balance
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss		213
Exercise of Conversion Right (see note 4.F)		(1,606)
Anti-dilution [Member] | Level 3 [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of fair value of financial instruments [Line Items]
Opening balance		473
Ending balance		469
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4.C)
Exercise of warrants (note 4.C)
Initial recognition of financial asset
Net change in fair value of financial assets at fair value recognized through profit or loss		(4)
Exercise of Conversion Right (see note 4.F)